Derivative Financial Instruments (Narrative) (Details) (USD $)							3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 TRS [Member] item	Dec. 31, 2013 TRS [Member]	Mar. 31, 2014 TRS [Member] CIT Financial, Ltd. Facility [Member]	Mar. 31, 2014 TRS [Member] CIT TRS Funding B.V. [Member]	Mar. 31, 2014 TRS [Member] Reference Obligations Under TRS [Member]
Derivative [Line Items]
Number of derivative financing facilities			2
Number of wholly owned subsidiaries			2
Unutilized portion of facility accounted for as a derivative					$ 1,500,000,000	$ 625,000,000
Notional amount of derivative			584,000,000	485,200,000
Maximum aggregate facility commitment amounts	2,125,000,000
Aggregate actual adjusted qualifying borrowing base outstanding	1,541,000,000	1,639,800,000
Extinguishment of debt							800,000,000
Liability recorded based on Company's valuation	11,400,000	9,700,000
Net losses on cash flow hedges expected to be recognized in income over next 12 months	$ (200,000)